WESTERN ASSET TRUST, INC.

                             INTERMEDIATE PORTFOLIO

                             REPORT TO SHAREHOLDERS

                               FOR THE YEAR ENDED

                                  JUNE 30, 1997

August 20, 1997


Dear Shareholder:

Enclosed are the financial statements for the Western Asset Trust Intermediate Portfolio for the year ending June 30, 1997.

I am pleased to report that the fund produced positive investment results for the period, returning 8.3% (net) versus the Salomon Medium Term Index's return of 7.9%. At the close of the fund's third year of operation, total assets stand at just over $220 million, with more than 25 participants.

The mainstay of the fund's returns continues to be our reliance on a variety of strategies, with close attention paid to the interplay of risks involved in the aggregate. Factors contributing to performance in this latest period include the portfolio's long duration posture, successful anticipation of shifts in the yield curve, and an overweighting to both the corporate and mortgage sectors.

Please feel free to call if you have any questions.

Sincerely,

W. Curtis Livingston
President

Enclosure

                              WESTERN ASSET TRUST
                            INTERMEDIATE PORTFOLIO

Portfolio Manager: Western Asset Management Investment Strategy Group

The fund's performance was on balance favorably impacted by market conditions in the 12 months ended June 30, 1997. Although interest rates were unusually volatile during the period, yields overall declined somewhat. The fund's total return substantially exceeded that of its benchmark, the Salomon Medium Term Index, returning 8.3% (net) vs. 7.9%, as major strategies produced generally positive results. The fund benefited from a long duration posture which it held throughout the period, and yield curve strategies correctly anticipated the periods when short- and long-term interest rates moved by greater and lesser degrees relative to each other. A modest overweighting to the corporate sector was rewarded as yield spreads narrowed, and a modest overweighting to the mortgage sector benefited from tighter spreads as well.

                 [Graphic Appears Here and Plots Points Below]


Average Annual Total Return

                    WAT Intm       SB Med Term

   1 Year             8.3%             7.9%
Since Inception       7.8%             8.0%


                     Western Asset Trust              Salomon Medium
                 Intermediate Portfolio (net)           Term Index

  7/1/94                    10,000                          10,000
 9/30/94                    10,006                          10,077
12/31/94                    10,055                          10,088
 3/31/95                    10,467                          10,562
 6/30/95                    11,008                          11,097
 9/30/95                    11,215                          11,291
12/31/95                    11,615                          11,685
 3/31/96                    11,544                          11,609
 6/30/96                    11,577                          11,682
 9/30/96                    11,815                          11,904
12/31/96                    12,160                          12,216
 3/31/97                    12,171                          12,218
 6/30/97                    12,540                          12,606

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                  June 30, 1997
                             (Amounts in Thousands)

                                                                                         Principal
                                                                                           Amount              Value
                                                                                         ---------             -----
CORPORATE BONDS AND NOTES - 14.4%
Banking and Finance - 8.0%
     Bankamerica Capital III(A)
         6.386%            1/15/27                                                        $ 3,000             $ 2,945
     Deutsche Bank Financial Incorporated
         6.70%             12/13/06                                                         4,000               3,900
     Ford Motor Credit Company
         7.00%             9/25/01                                                            250                 252
         6.50%             2/28/02                                                          3,000               2,964
         6.125%            1/9/06                                                             235                 220
     General Motors Acceptance Corp.
         6.00%             12/7/98                                                            210                 209
     Heller Financial Incorporated
         6.50%             11/1/01                                                          4,400               4,341
     Lehman Brothers Holdings, Inc.
         8.63%             2/26/99                                                            400                 414
     National Westminster Bancorp
         9.375%            11/15/03                                                           290                 327
     Norwest Corporation
         5.75%             11/16/98                                                           100                 100
     United States Leasing International
         8.75%             12/1/01                                                            500                 536
         6.625%            5/15/03                                                          1,750               1,724
                                                                                                              -------
                                                                                                               17,932
                                                                                                              -------
Food and Beverage - 2.8%
     Philip Morris Companies, Inc.
         7.125%            10/1/04                                                          2,000               1,991
         6.95%             6/1/06                                                           4,350               4,364
                                                                                                              -------
                                                                                                                6,355
                                                                                                              -------
Industrial - 1.5%
     TCI Communications Incorporated
         8.00%             8/1/05                                                           3,200               3,251
                                                                                                              -------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                         Principal
                                                                                           Amount              Value
                                                                                         ---------             -----
CORPORATE BONDS AND NOTES - Continued
Media and Entertainment - 2.1%
     Time Warner Inc.
         7.75%             6/15/05                                                        $ 4,650             $ 4,726
                                                                                                              -------
Total Corporate Bonds and Notes
     (Identified Cost - $32,072)                                                                               32,264
---------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 27.5%
Fixed-rate Securities - 24.0%
     Bridgestone/Firestone Master Trust
         6.17%             7/1/03                                                           3,800               3,761
     Chevy Chase 1997-A
         7.65%             12/20/07                                                         4,100               4,095
     Chevy Chase Home Loan Trust
         7.15%             5/15/15                                                          1,300               1,303
     Cityscape Home Equity Loan Trust(B)
         7.40%             9/25/28                                                          2,832               2,837
     CS First Boston Mortgage Securities Corp.
         6.62%             9/25/09                                                          4,000               3,931
     FASCO Auto Trust 1996-BA1(B)
         9.05%             3/17/03                                                          1,614               1,641
     Fleet Finance Home Equity Trust
         6.70%             10/15/06                                                           675                 678
     Fleetwood Credit Corp. Grantor Trust
         8.75%             10/15/04                                                           151                 152
     Guaranteed Export Certificates
         6.13%             6/15/04                                                          1,647               1,627
     Irwin Home Equity Corporation Trust
         6.77%             6/15/06                                                          2,000               1,999
     Lehman FHA Title I Loan Trust
         7.71%             8/25/17                                                          2,206               2,236
     Lehman Home Improvement Loan Trust
         8.65%             7/25/17                                                              5                   5

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                         Principal
                                                                                           Amount              Value
                                                                                         ---------             -----
ASSET-BACKED SECURITIES - Continued
Fixed-rate Securities - Continued
     Long Beach(B)
         6.85%             2/15/03                                                        $ 5,606             $ 5,600
     Mego Mortgage FHA Title I Loan Trust
         6.55%             9/25/07                                                            605                 603
         7.275%            9/25/16                                                          1,282               1,286
         7.17%             5/25/23                                                          1,700               1,704
     Merrill Lynch Mortgage Investors, Inc.
         9.70%             6/15/08                                                            966               1,003
         9.65%             9/15/10                                                          1,750               1,871
     NAL Auto Trust(B)
         7.30%             12/15/00                                                         1,424               1,419
     Nationsbank 1997-A(B)
         7.442%            1/10/11                                                          2,700               2,708
     Preferred Credit Corporation
         7.15%             5/25/10                                                          2,100               2,105
     Sears Credit Account Master Trust
         6.25%             1/15/03                                                            350                 351
     Standard Credit Card Master Trust
         5.50%             2/7/00                                                             150                 148
         5.90%             2/7/01                                                             190                 189
         6.55%             10/7/07                                                          2,000               1,948
     Union Acceptance Corporation
         6.375%            10/8/03                                                          2,800               2,792
     World Financial Network Credit Card Master Trust
         6.95%             4/15/06                                                          4,750               4,789
     World Omni Automobile Lease Securitization Trust
         6.05%             11/25/01                                                         1,129               1,130
                                                                                                              -------
                                                                                                               53,911
                                                                                                              -------
Variable-rate Securities(C) - 0.4%
     U.S. Home Equity Loan Certificates
         9.125%            4/15/21                                                          1,000               1,004
                                                                                                              -------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                         Principal
                                                                                           Amount              Value
                                                                                         ---------             -----
ASSET-BACKED SECURITIES - Continued
Stripped Securities(D) - 2.0%
     Bay View Auto Trust
         3.15%(1)          12/15/04                                                       $27,623             $   773
     Citibank Credit Card Master Trust I
         0%(2)             2/7/03                                                           1,300               1,027
     Option One CTS Arm Trust
         3.040%(1)         3/25/01                                                          3,772                 137
     Union Acceptance Corporation
         2.75%(1)          5/10/04                                                         75,591               2,433
                                                                                                              -------
                                                                                                                4,370
                                                                                                              -------
Indexed Securities(A) - 1.1%
     Lehman Home Equity Loan Trust
         5.918%            12/15/27                                                         2,568               2,569
                                                                                                              -------
Total Asset-backed Securities
     (Identified Cost - $61,613)                                                                               61,854
---------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 12.6%
Fixed-rate Securities - 8.7%
     Asset Securitization Corporation
         6.72%             11/12/26                                                         2,901               2,908
     Citicorp Mortgage Securities, Inc.
         9.00%             6/1/02                                                           1,723               1,729
     Criimi Mae Trust 1(B)
         6.77%             5/30/98                                                          1,400               1,397
     DLJ Mortgage Acceptance Corporation
         6.86%             11/12/21                                                         1,813               1,812
     Merrill Lynch Mortgage Investors, Inc.
         6.69%             11/21/28                                                         1,952               1,951
     Metropolitan Asset Funding, Inc.
         6.05%             11/20/01                                                         1,441               1,435
         6.95%             4/20/08                                                          2,220               2,193

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                         Principal
                                                                                           Amount              Value
                                                                                         ---------             -----
MORTGAGE-BACKED SECURITIES - Continued
Fixed-rate Securities - Continued
     Nomura Asset Securities Corporation
         7.07%             4/13/36                                                        $ 1,864             $ 1,883
     Resolution Trust Corporation
         8.40%             7/25/24                                                          1,014               1,014
     Structured Asset Securities Corp.
         6.60%             10/25/24                                                           933                 931
         7.75%             2/25/28                                                          2,354               2,384
                                                                                                              -------
                                                                                                               19,637
                                                                                                              -------
Variable-rate Securities(C) - 3.4%
     Housing Securities, Inc.(B)
         5.987%            11/25/26                                                           777                 765
                                                                                                              -------
     Resolution Trust Corporation
         5.947%            7/25/20                                                             77                  75
         8.756%            3/25/21                                                          2,073               2,108
         6.904%            6/25/24                                                            600                 596
         6.073%            1/25/27                                                          1,904               1,857
         7.971%            9/25/29                                                            126                 127
         8.297%            9/25/29                                                            865                 871
         7.359%            12/25/29                                                         1,096               1,094
                                                                                                              -------
                                                                                                                6,728
                                                                                                              -------
     Securitized Asset Sales Series 1994 Class A3
         6.930%            8/25/33                                                             77                  76
                                                                                                              -------
Stripped Securities(D) - 0.3%
     CMC Securities Corp.
         0%(2)             2/25/09                                                            574                 416
     Securitized Asset Sales Series 1995 - 6
         0%(2)             12/25/10                                                           335                 230
                                                                                                              -------
                                                                                                                  646
                                                                                                              -------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                         Principal
                                                                                           Amount              Value
                                                                                         ---------             -----
MORTGAGE-BACKED SECURITIES - Continued
Indexed Securities(A) - 0.2%
     Resolution Trust Corporation
         6.389%            9/25/21                                                        $   466             $   455
                                                                                                              -------
Total Mortgage-backed Securities
     (Identified Cost - $28,314)                                                                               28,307
---------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 12.6%
Fixed-rate Securities - 6.9%
     United States Treasury Bonds
         6.50%             11/15/26                                                         9,960               9,552
         6.625%            2/15/27                                                          1,000                 978
                                                                                                              -------
                                                                                                               10,530
                                                                                                              -------
     United States Treasury Notes
         6.125%            8/31/98                                                          3,000               3,008
         5.875%            3/31/99                                                            150                 150
         6.50%             4/30/99                                                          1,980               1,995
                                                                                                              -------
                                                                                                                5,153
                                                                                                              -------
Stripped Securities(D) - 0.2%
     United States Treasury Bonds
         0%2               8/15/20                                                          2,400                 486
                                                                                                              -------
Indexed Securities(H) - 5.5%
     United States Treasury  Inflation-Indexed Security
         3.375%            1/15/07                                                         12,518              12,216
                                                                                                              -------
Total U.S. Government Obligations
     (Identified Cost - $28,539)                                                                               28,385
---------------------------------------------------------------------------------------------------------------------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                         Principal
                                                                                           Amount              Value
                                                                                         ---------             -----
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     SECURITIES - 15.6%
Fixed-rate Securities - 9.5%
     Federal Home Loan Mortgage Corporation
         8.50%             7/1/06                                                         $   195             $   199
         7.76%             5/1/12                                                             372                 378
         6.50%             6/1/13 to 11/1/15                                                1,751               1,699
         7.50%             4/1/17                                                             428                 437
         9.30%             4/15/19                                                          1,316               1,387
                                                                                                              -------
                                                                                                                4,100
                                                                                                              -------
     Federal National Mortgage Association
         8.50%             2/1/08                                                             854                 887
         6.00%             7/1/12(E)                                                        6,000               5,784
         6.50%             6/1/14                                                           1,790               1,738
         8.00%             12/1/14                                                          1,075               1,102
         7.00%             1/1/26 to 4/1/27                                                 7,103               6,958
                                                                                                              -------
                                                                                                               16,469
                                                                                                              -------
     Government National Mortgage Association
         9.50%             9/15/05                                                            364                 385
         9.00%             6/15/06                                                            382                 399
                                                                                                              -------
                                                                                                                  784
                                                                                                              -------
Variable-rate Securities(C) - 0.1%
     Federal Home Loan Mortgage Corporation
         6.668%            1/1/19                                                             113                 112
                                                                                                              -------
     Federal National Mortgage Association
         6.176%            3/1/18                                                             214                 212
                                                                                                              -------
Stripped Securities(D) - 0.2%
     Federal Home Loan Mortgage Corporation
         10.00%(1)         3/1/21                                                             259                  74
                                                                                                              -------
     Federal National Mortgage Association
         0%(2)             5/25/22                                                            328                 257
                                                                                                              -------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                         Principal
                                                                                           Amount              Value
                                                                                         ---------             -----
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     SECURITIES - Continued
Indexed Securities(A) - 5.8%
     Government National Mortgage Association
         7.125%            8/20/21 to 8/20/22                                             $ 8,645             $ 8,918
         6.875%            12/20/21                                                         1,617               1,661
         7.00%             1/20/25                                                          2,370               2,432
                                                                                                              -------
                                                                                                               13,011
                                                                                                              -------
Total U.S. Government Agency Mortgage-backed
     Securities
     (Identified Cost - $34,826)                                                                               35,019
---------------------------------------------------------------------------------------------------------------------

YANKEE BONDS(F) - 5.7%
Fixed-rate Securities - 5.0%
     Hydro - Quebec
         7.74%             2/26/99                                                            350                 357
     Petrozuata Finance Incorporated(B)
         7.63%             4/1/09                                                           2,100               2,097
     Province de Quebec
         8.625%            1/19/05                                                          1,000               1,115
         7.00%             1/30/07                                                          4,000               3,963
     YPF Sociedad Anonima
         7.50%             10/26/02                                                         1,614               1,635
         7.00%             10/26/02                                                         2,119               2,115
                                                                                                              -------
                                                                                                               11,282
                                                                                                              -------
Indexed Securities(A) - 0.7%
     United Mexican States(B)
         7.875%            8/6/01                                                           1,500               1,505
                                                                                                              -------
Total Yankee Bonds
     (Identified Cost - $12,592)                                                                               12,787
---------------------------------------------------------------------------------------------------------------------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                           Shares              Value
                                                                                         ---------             -----
COMMON STOCKS AND EQUITY INTERESTS - 2.5%
     Blackrock 1999 Term Trust, Inc.                                                           10             $    90
     Blackrock 2001 Term Trust, Inc.                                                          667               5,421
                                                                                                              -------
Total Common Stocks and Equity Interests
     (Identified Cost - $5,363)                                                                                 5,511
---------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                           Amount
                                                                                         ---------
SHORT-TERM INVESTMENTS - 10.8%
Corporate - 0.4%
     Associates Corporation, North America
         8.125%            1/15/98                                                        $   340                 344
     Ford Motor Credit Company
         6.42%             2/4/98                                                             300                 301
     General Electric Capital Corporation
         7.65%             2/23/98                                                            240                 242
                                                                                                              -------
                                                                                                                  887
                                                                                                              -------
U. S. Government Obligations - 0.1%
     United States Treasury Bills
         5.16%             8/21/97                                                            250                 248(G)
                                                                                                              -------
Repurchase Agreement - 10.3%
     J.P. Morgan Securities, Inc.
         6.05% dated 6/30/97, to be repurchased at
         $23,113 on 7/1/97 (Collateral: $23,425 Federal
         National Mortgage Association Medium-term notes
         7.43%, value $23,848)                                                             23,109              23,109
                                                                                                              -------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                                          Actual
                                                                                         Contracts            Value
                                                                                         ---------            -----
SHORT-TERM INVESTMENTS - Continued Options Purchased - N.M.
     Eurodollar Future Put
         September 97, Strike Price $94                                                        66            $      7
     United States Treasury Notes Future Put
         August 97, Strike Price $105.5                                                       108                  42
                                                                                                             --------
                                                                                                                   49
                                                                                                             --------
Total Short-term Investments
     (Identified Cost - $24,290)                                                                               24,293
---------------------------------------------------------------------------------------------------------------------

Total Investments  101.7%
     (Identified Cost - $227,609)                                                                            $228,420
---------------------------------------------------------------------------------------------------------------------

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                Expiration                   Actual                   Appreciation/
                                                   Date                     Contracts                (Depreciation)
                                                ----------                  ---------                --------------
OPTIONS WRITTEN
   U.S. Treasury Bond Future Put
     Strike Price $110                            August 97                     43                          $ 12

FUTURES CONTRACT SOLD
   Five-year U.S. Treasury Notes               September 97                      2                             1
                                                                                                            ----
                                                                                                              13
===================================================================================================================

(A) Indexed Security - The rate of interest earned on these securities is tied to an index such as the Cost of Funds Index (COFI), One Year Treasury Constant Maturity rate, London Interbank Offered Rate (LIBOR) or the Consumer Price Index (CPI). The coupon rate shown is the rate at June 30, 1997.
(B) Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified buyers.
(C) The coupon rates shown on variable rate securities are the rates at June 30, 1997. These rates vary with the weighted average coupon of the underlying loans.
(D) Stripped Security - A security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
(E) When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
(F) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
(G)  Collateral to cover futures contracts sold.
(H) United States Treasury Inflation -Indexed Security - U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
N.M. Not Meaningful


See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABLITIES
                                  June 30, 1997

              Assets
Investments at value (Identified Cost - $227,609,434)                              $228,419,936
Receivable for:
     Investments sold                                                                10,792,071
     Fund shares sold                                                                    78,869
     Futures variation margin                                                               500
Interest receivable                                                                   1,932,520
Other assets                                                                             26,612
                                                                                   ------------
         Total assets                                                               241,250,508

              Liabilities

Payable for:
     Investments purchased                                                           16,573,750
     Fund shares repurchased                                                             31,669
Options written, at market (premiums received $31,271)                                   19,484
Due to adviser and administrator                                                         43,711
Accrued expenses                                                                         84,865
                                                                                   ------------
         Total liabilities                                                           16,753,479
                                                                                   ------------
Net assets                                                                         $224,497,029
                                                                                   ============


              Analysis of Net Assets

Common stock at par value $.001 per share, authorized
     100,000,000 shares: issued and outstanding 2,094,377 shares                   $      2,094

Accumulated paid-in capital                                                         219,829,521

Undistributed net investment income                                                   3,164,952

Undistributed net realized gain on investments, options and futures                     677,313

Unrealized appreciation of investments, options and futures                             823,149
                                                                                   ------------
Net assets                                                                         $224,497,029
                                                                                   ============

Net asset value, offering price, and redemption price per share                         $107.19
                                                                                        =======


See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                             STATEMENT OF OPERATIONS
                        For the Year Ended June 30, 1997

Investment Income:
     Interest                                                                     $10,923,123
     Dividends                                                                        115,287
                                                                                  -----------
                                                                                                          $11,038,410
Expenses:
     Advisory fee                                                                     568,685
     Administrative fee                                                                81,241
     Custodian fee                                                                     98,500
     Registration fees                                                                 73,090
     Legal and audit fees                                                              38,950
     Directors' fees                                                                   15,784
     Organizational expense                                                            12,444
     Transfer agent and shareholder servicing expense                                   2,370
     Reports to shareholders                                                              315
     Other expenses                                                                     1,675
                                                                                  -----------
                                                                                      893,054
         Less fees waived                                                            (158,505)
                                                                                  -----------
         Total expenses, net of waivers                                                                       734,549
                                                                                                          -----------

Net Investment Income                                                                                      10,303,861

Net Realized and Unrealized Gain on Investments:
     Realized gain on investments, options and futures                              1,449,959
     Unrealized appreciation of investments, options and futures                    1,321,962
                                                                                  -----------
Net Realized and Unrealized Gain on Investments                                                             2,771,921
                                                                                                          -----------

Increase in Net Assets Resulting from Operations                                                          $13,075,782
                                                                                                          -----------


See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                            For the Years Ended June 30,
                                                                      ---------------------------------------------
                                                                          1997                             1996
                                                                      ------------                     ------------
Increase in Net Assets:
Net investment income                                                 $ 10,303,861                      $ 2,179,678
Net realized gain on investments,
     options and futures                                                 1,449,959                          466,746
Change in unrealized appreciation of investments,
     options and futures                                                 1,321,962                         (933,446)
                                                                      ------------                      -----------
Increase in net assets resulting from operations                        13,075,782                        1,712,978

Distributions to shareholders from:
Net investment income                                                   (8,019,676)                      (1,526,827)
Net realized gain on investments                                          (993,330)                        (619,788)

Increase in net assets from Fund share transactions                    154,355,190                       46,199,309
                                                                      ------------                      -----------

Increase in net assets                                                 158,417,966                       45,765,672

Net Assets:

Beginning of year                                                       66,079,063                       20,313,391
                                                                      ------------                      -----------

End of year (including undistributed
      net investment income of $3,202,372
      and $918,187 respectively)                                      $224,497,029                      $66,079,063
                                                                      ============                      ===========


See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

                                                                                  For the Years Ended June 30,
                                                                          -------------------------------------------
                                                                            1997             1996              1995
                                                                          --------          -------           -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                        $ 104.83          $107.36           $100.00
                                                                          -------------------------------------------

Net investment income(A)                                                      5.49             5.41              3.86
Net realized and unrealized gain (loss)  on investments,
     options and futures                                                      3.00            (0.06)             6.02
                                                                          -------------------------------------------
Total from investment operations                                              8.49             5.35              9.88
                                                                          -------------------------------------------

Distributions to shareholders from:
     Net investment income                                                   (5.42)           (5.35)            (2.47)
     Net realized gain on investments                                        (0.71)           (2.53)            (0.05)
                                                                          -------------------------------------------
Total distributions                                                          (6.13)           (7.88)            (2.52)
                                                                          -------------------------------------------
Net asset value, end of year                                              $ 107.19          $104.83           $107.36
                                                                          ===========================================

Total return(A)                                                               8.32%            5.15%            10.08%

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
     Expenses(A)                                                               .47%             .50%              .50%
     Net investment income(A)                                                 6.33%            6.28%             6.11%

Portfolio turnover rate                                                     419.26%          841.89%           764.45%

Net assets, end of year (in thousands)                                    $224,497          $66,079           $20,313

(A) Net of investment advisory fees waived pursuant to a voluntary expense limitation of 0.50% to August 5, 1996 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.55% for the year ended June 30, 1997, 1.03% for the year ended June 30, 1996 and 1.60% for the year ended June 30 1995.

     See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS



1.  Significant Accounting Policies:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Intermediate Portfolio ("Fund"), formerly known as Western Asset Trust Intermediate Duration Portfolio, a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to July 1, 1994, other than those related to organizational matters.

Security Valuation

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

Options and Futures

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As the contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

Distributions to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

Deferred Organizational Expense

Deferred organizational expenses of $53,920 are being amortized on a straight-line basis through June 1999.

Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.


Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


2.  Financial Instruments:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

Option Transactions

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period are as follows:

                                                           Calls                            Puts
                                                  ------------------------        -------------------------
                                                  Contracts       Premiums        Contracts        Premiums
--------------------------------------------------------------------------        -------------------------
Options outstanding at June 30, 1996                  -           $   -               -            $   -
Options written                                      3,402         140,080          10,481          164,697
Options closed                                        (456)       (126,238)         (6,578)        (115,963)
Options expired                                     (1,960)         (8,575)           -                -
Options exercised                                     (986)         (5,267)         (3,860)         (17,463)
--------------------------------------------------------------------------        -------------------------
Options outstanding at June 30, 1997                  -           $   -                 43         $ 31,271
==========================================================================        =========================

2.  Financial Instruments - continued

Futures

The fund has entered into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at June 30, 1997 are described at the end of the "Portfolio of Investments", page 13.

3.  Portfolio Transactions:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the year ended June 30, 1997, aggregated $286,250,233 and $167,933,128, respectively. Purchases and sales of U.S. Government securities aggregated $508,029,037 and $491,527,157, respectively for the same period.

At June 30, 1997, the cost of securities for federal income tax purposes was $227,609,434. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,581,038 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $770,536.


4.  Fund Share Transactions:

At June 30, 1997, there were 100,000,000 Fund shares authorized at $.001 par value. Transactions in Fund shares were as follows:

                                                           For the Years Ended June 30,
                                         ----------------------------------------------------------------------
                                                      1997                                    1996
                                         --------------------------------        ------------------------------
                                            Shares              Amount              Shares             Amount
-------------------------------------------------------------------------        ------------------------------
Sold                                      1,492,047          $157,504,457         478,708           $50,184,057
Reinvestment of distributions                84,817             8,937,482          20,430             2,145,317
Repurchased                               (112,844)           (12,086,749)        (57,990)           (6,130,066)
-------------------------------------------------------------------------        ------------------------------
     Net increase                         1,464,020          $154,355,190         441,148           $46,199,308
=========================================================================        ==============================

5. Transactions with Affiliates:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.05% of average daily net assets of the Fund. At June 30, 1997, $8,964 was due to the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.50% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely limit its fee to 0.35% of average daily net assets and to further waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.45% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $158,505 were waived for the year ended June 30, 1997, and $34,747 was due to the Adviser at June 30, 1997.